POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments
July 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS† — 69.6%
Consumer Discretionary Products — 4.8%
Beach Acquisition Bidco, LLC, 10.00%, 7/15/33(a)	$ 3,700,000	$ 3,861,221
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29(a)	9,290,000	7,343,662
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(a)	5,270,000	3,626,111
		14,830,994
Consumer Discretionary Services — 4.1%
Boyd Gaming Corp., 4.75%, 6/15/31(a)	1,610,000	1,534,714
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30(a)	3,050,000	2,872,269
Scientific Games Holdings LP, 6.625%, 3/1/30(a)	7,070,000	6,816,649
Six Flags Entertainment Corp., 6.625%, 5/1/32(a)	1,430,000	1,457,373
		12,681,005
Consumer Staple Products — 4.6%
Fiesta Purchaser, Inc., 7.875%, 3/1/31(a)	4,300,000	4,549,865
Fiesta Purchaser, Inc., 9.625%, 9/15/32(a)	2,500,000	2,648,214
Post Holdings, Inc., 6.25%, 10/15/34(a)	2,330,000	2,338,823
Simmons Foods, Inc., 4.625%, 3/1/29(a)	4,840,000	4,592,368
		14,129,270
Financial Services — 2.8%
EZCORP, Inc., 7.375%, 4/1/32(a)	830,000	866,371
Focus Financial Partners, LLC, 6.75%, 9/15/31(a)	5,980,000	6,115,978
WEX, Inc., 6.50%, 3/15/33(a)	1,550,000	1,571,672
		8,554,021
Health Care — 8.6%
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(a)	7,410,000	7,639,250
Concentra Health Services, Inc., 6.875%, 7/15/32(a)	1,470,000	1,511,072
Organon & Co / Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(a)	1,880,000	1,631,621
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Sotera Health Holdings, LLC, 7.375%, 6/1/31(a)	$4,370,000	$ 4,525,489
Surgery Center Holdings, Inc., 7.25%, 4/15/32(a)	10,710,000	11,026,497
		26,333,929
Industrial Products — 8.2%
Chart Industries, Inc., 9.50%, 1/1/31(a)	1,310,000	1,401,342
EMRLD Borrower LP, 6.625%, 12/15/30(a)	2,230,000	2,276,469
Goat Holdco, LLC, 6.75%, 2/1/32(a)	3,030,000	3,057,033
Madison IAQ, LLC, 5.875%, 6/30/29(a)	8,510,000	8,294,465
SPX Flow, Inc., 8.75%, 4/1/30(a)	6,575,000	6,796,880
Wabash National Corp., 4.50%, 10/15/28(a)	3,495,000	3,133,399
		24,959,588
Industrial Services — 1.2%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(a)	3,740,000	3,724,670
Insurance — 3.3%
HUB International Ltd., 7.375%, 1/31/32(a)	8,030,000	8,379,779
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/30(a)	1,470,000	1,557,461
		9,937,240
Materials — 18.1%
AmeriTex HoldCo Intermediate, LLC, 7.625%, 8/15/33(a)	1,890,000	1,927,129
Arsenal AIC Parent, LLC, 8.00%, 10/1/30(a)	1,450,000	1,538,370
Baffinland Iron Mines Corp., 8.75%, 7/15/26(a)	12,480,000	11,785,242
Century Aluminum Co., 7.50%, 4/1/28(a)	7,915,000	8,066,644
Century Aluminum Co., 6.875%, 8/1/32(a)	3,120,000	3,159,962
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(a)	1,610,000	1,572,900
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(a)	1,620,000	1,579,905
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(a)	1,495,000	1,532,369

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Materials — (Continued)
Compass Minerals International, Inc., 8.00%, 7/1/30(a)	$2,720,000	$ 2,817,048
Northwest Acquisitions ULC, 7.125%, 11/1/22(a)(b)(c)(d)(e)	1,650,000	—
Olympus Water US Holding Corp., 7.25%, 6/15/31(a)	830,000	848,376
Oscar AcquisitionCo., LLC, 9.50%, 4/15/30(a)	8,230,000	6,279,364
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(a)	7,933,000	7,849,053
Specialty Steel Holdings, Inc., 14.252%, 11/15/26(c)(d)	195,000	195,000
Toucan FinCo Ltd., 9.50%, 5/15/30(a)	6,030,000	6,178,459
		55,329,821
Media — 3.9%
CCO Holdings, LLC, 4.50%, 5/1/32	1,040,000	944,430
CCO Holdings, LLC , 4.50%, 6/1/33(a)	4,240,000	3,769,136
CCO Holdings, LLC , 4.25%, 1/15/34(a)	2,930,000	2,525,389
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	490,000	480,787
McGraw-Hill Education, Inc., 8.00%, 8/1/29(a)	4,120,000	4,191,264
		11,911,006
Oil & Gas — 1.2%
Teine Energy Ltd., 6.875%, 4/15/29(a)	3,693,000	3,634,172
Retail & Wholesale - Discretionary — 3.0%
High Ridge Brands Escrow, 8.875%, 3/15/26(c)(d)	125,000	—
Patrick Industries, Inc., 6.375%, 11/1/32(a)	3,054,000	3,058,512
Wand NewCo 3, Inc., 7.625%, 1/30/32(a)	5,810,000	6,105,311
		9,163,823
Software & Technology Services — 5.8%
Ahead DB Holdings, LLC, 6.625%, 5/1/28(a)	810,000	816,090
AthenaHealth Group, Inc., 6.50%, 2/15/30(a)	10,550,000	10,379,995
CoreWeave, Inc., 9.00%, 2/1/31(a)	3,840,000	3,825,644
	Par Value	Value
CORPORATE BONDS — (Continued)
Software & Technology Services — (Continued)
Ellucian Holdings, Inc., 6.50%, 12/1/29(a)	$1,331,000	$ 1,351,832
UKG, Inc., 6.875%, 2/1/31(a)	1,470,000	1,510,121
		17,883,682
TOTAL CORPORATE BONDS (Cost $214,647,978)		213,073,221
SENIOR LOANS† — 29.7%
Consumer Discretionary Products — 2.0%
DexKo Global, Inc., 2023 Incremental Term Loans, 8.606% (SOFR +425 bps), 10/4/28(f)	768,300	740,257
MajorDrive Holdings IV, LLC, Initial Term Loan, 8.557% (SOFR +426 bps), 6/1/28(f)(g)	2,531,210	2,493,634
RealTruck Goup, Inc., Initial Term Loan, 8.221% (SOFR +386 bps), 1/31/28(f)	2,223,555	2,059,879
WH Borrower, LLC, Initial Term Loan, 9.072% (SOFR +475 bps), 2/12/32(f)	830,000	831,104
		6,124,874
Consumer Discretionary Services — 0.2%
Columbus Finance B.V., Term Loan B, 7/16/32(g)	810,000	812,025
Financial Services — 0.3%
Nexus Buyer, LLC, Second Lien Term Loan, 10.706% (SOFR +635 bps), 11/5/29(f)	920,000	916,877
Health Care — 7.1%
Aveanna Healthcare, LLC, Initial Term Loan, 11.483% (SOFR +715 bps), 12/10/29(f)	4,330,000	4,316,469
Bausch & Lomb Corp., Third Amendment Term Loans, 8.606% (SOFR +425 bps), 1/15/31(f)	640,000	643,520
CVET Midco 2 LP, Initial Term Loan, 9.296% (SOFR +500 bps), 10/13/29(f)	8,848,792	8,096,689
EyeCare Partners, LLC, Tranche B Term Loan, 5.227% (SOFR +110 bps), 11/30/28(f)	3,078,438	2,445,434
EyeCare Partners, LLC, Tranche C Term Loan, 10.977% (SOFR +685 bps), 11/30/28(d)(f)	297,459	91,717

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
	Par Value	Value
SENIOR LOANS — (Continued)
Health Care — (Continued)
Heartland Dental, LLC, 2024 New Term Loans, 8.858% (SOFR +450 bps), 4/28/28(f)	$738,131	$ 740,578
Medical Solutions Holdings, Inc., Second Lien Term Loan, 11.408% (SOFR +710 bps), 11/1/29(d)(f)	1,770,000	719,062
Performance Health Holdings, Inc., Initial Term Loan, 7.95% (SOFR +375 bps), 3/19/32(f)	4,730,000	4,611,750
		21,665,219
Industrial Products — 2.2%
Engineered Machinery Holdings, Inc., Second Lien Amendment No. 3 Incremental Term Loan, 10.557% (SOFR +626 bps), 5/21/29(f)	3,115,812	3,132,684
Engineered Machinery Holdings, Inc., Second Lien Incremental Amendment No. 2 Term Loan, 11.057% (SOFR +676 bps), 5/21/29(f)	3,546,499	3,566,448
		6,699,132
Industrial Services — 3.2%
DG Investment Intermediate Holdings 2, Inc., 2025 Refinancing Term Loan, 3/30/29(g)	1,920,000	1,915,200
DG Investment Intermediate Holdings 2, Inc., Term Loan, 8.088% (SOFR +375 bps), 7/2/32(f)	600,000	602,439
Infinite Bidco, LLC, First Lien Term Loan, 8.32% (SOFR +401 bps), 3/2/28(f)	2,745,918	2,588,028
Infinite Bidco, LLC, Second Lien Initial Term Loan, 11.57% (SOFR +726 bps), 3/2/29(f)	4,245,740	3,752,195
LaserShip, Inc., Tranche E Term Loan, 6.057% (SOFR +176 bps), 8/10/29(f)	3,256,108	1,047,050
		9,904,912
Insurance — 2.7%
Asurion, LLC, New B-4 Term Loan, 9.721% (SOFR +536 bps), 1/20/29(f)	8,860,000	8,353,341
	Par Value	Value
SENIOR LOANS — (Continued)
Materials — 4.1%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan, 10.00%, 12/31/27(c)(d)	$370,501	$ 261,166
Aruba Investments Holdings, LLC, First Lien Initial Dollar Term Loan, 8.456% (SOFR +410 bps), 11/24/27(f)	553,109	533,233
Aruba Investments Holdings, LLC, Second Lien Initial Term Loan, 12.206% (SOFR +785 bps), 11/24/28(f)	6,410,000	6,054,245
HP PHRG Borrower, LLC, Closing Date Term Loan, 8.333% (SOFR +400 bps), 2/20/32(f)	2,570,000	2,572,146
LABL, Inc., Initial Dollar Term Loan, 9.456% (SOFR +510 bps), 10/29/28(f)	3,352,487	3,046,572
		12,467,362
Media — 4.3%
Auction.com, LLC, Term Loan, 10.50% (SOFR +600 bps), 5/26/28(f)	6,468,701	5,894,604
MH Sub I, LLC, Second Lien Term Loan, 10.606% (SOFR +625 bps), 2/23/29(f)	8,090,000	7,123,407
Sterling Entertainment Enterprises, LLC, 2025 Notes, Second Lien, 17.75%, 4/10/26(c)(d)(e)	106,734	83,818
		13,101,829
Software & Technology Services — 2.4%
Clover Holdings 2, LLC, Fixed Term Loan, 7.75%, 12/9/31	3,351,600	3,355,789
Kaseya, Inc., Initial Term Loan, 9.356% (SOFR +500 bps), 3/5/33(f)	3,200,000	3,220,512
Knowbe4, Inc., Term Loan, 8.068% (SOFR +375 bps), 7/21/32(f)	870,000	871,636
		7,447,937
Technology Hardware & Semiconductors — 1.2%
Altar Bidco, Inc., Second Lien Initial Term Loan, 9.747% (SOFR +560 bps), 2/1/30(f)	3,794,939	3,652,629
TOTAL SENIOR LOANS (Cost $97,036,637)		91,146,137

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
	Number of Shares	Value
COMMON STOCKS† — 0.3%
Industrial Products — 0.2%
Utex Industries, Inc.(c)(d)*	7,506	$423,413
Materials — 0.1%
Arctic Canadian Diamond Co. Ltd.(c)(d)*	541	40,575
Burgundy Diamond Mines Ltd.(d)*	983,076	20,533
Real Alloy Holding, Inc.(c)(d)*	3	223,116
Specialty Steel Holdings, Inc.(c)(d)*	1	120,671
		404,895
TOTAL COMMON STOCKS (Cost $770,337)		828,308
	Par Value
WARRANTS† — 0.0%
Industrial Products — 0.0%
Utex Industries Holdings, LLC, Strike Price: $114.76, 12/3/25(c)(d)*	$1,150	—
TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS - 99.6% (Cost $312,454,952)		305,047,666
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		1,282,569
NET ASSETS - 100.0%		$306,330,235

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2025, these securities amounted to $211,933,791 or 69.18% of net assets. These securities have been determined by the Fund's adviser to be liquid securities, unless otherwise noted.
(b)	Security is currently in default.
(c)	Security is fair valued by the Adviser, in its role as valuation designee, in accordance with the policies established by the Board of Trustees.
(d)	Security is deemed illiquid at July 31, 2025.
(e)	Security deemed to be restricted as of July 31, 2025. As of July 31, 2025, the fair value of restricted securities in the aggregate was $83,818, representing 0.03% of the Fund’s net assets. Additional information on restricted securities can be found in Note A.
(f)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(g)	All or a portion of this Senior Loan will settle after July 31, 2025, at which time the interest rate will be determined. Rates shown, if any, are for the settled portion.
†	See Note A. The industry designations set forth in the schedule above are those of the Bloomberg Industry Classification System (“BICS”).
*	Non-income producing.
LLC	Limited Liability Company
LP	Limited Partnership
SOFR	Secured Overnight Funding Rate

See accompanying Notes to the Quarterly Portfolio of Investments.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to the Quarterly Portfolio of Investments
July 31, 2025
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust's Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees.
The Fund has a fundamental policy with respect to industry concentration that it will not invest 25% or more of the value of the Fund’s assets in securities of issuers in any one industry. Since inception the Fund has utilized BICS at the sub-industry level for defining industries for purposes of monitoring compliance with its industry concentration policy. However, at times, the Fund may utilize other industry classification systems such as MGECS, ICE BofA or GICS, as applicable, for other purposes.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Trust's Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to the Quarterly Portfolio of Investments (Continued)
July 31, 2025
(Unaudited)
The valuations for fixed income securities, including corporate bonds and floating rate senior loans (“Senior Loans”), are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Senior Loans are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair value of fixed income securities and Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund's investments carried at fair value:
	Total Value at 07/31/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Corporate Bonds
Consumer Discretionary Products	$14,830,994	$—	$14,830,994	$—
Consumer Discretionary Services	12,681,005	—	12,681,005	—
Consumer Staple Products	14,129,270	—	14,129,270	—
Financial Services	8,554,021	—	8,554,021	—
Health Care	26,333,929	—	26,333,929	—
Industrial Products	24,959,588	—	24,959,588	—
Industrial Services	3,724,670	—	3,724,670	—
Insurance	9,937,240	—	9,937,240	—
Materials	55,329,821	—	55,134,821	195,000
Media	11,911,006	—	11,911,006	—
Oil & Gas	3,634,172	—	3,634,172	—
Retail & Wholesale - Discretionary	9,163,823	—	9,163,823	—**
Software & Technology Services	17,883,682	—	17,883,682	—
Senior Loans
Consumer Discretionary Products	6,124,874	—	6,124,874	—
Consumer Discretionary Services	812,025	—	812,025	—
Financial Services	916,877	—	916,877	—
Health Care	21,665,219	—	21,665,219	—
Industrial Products	6,699,132	—	6,699,132	—
Industrial Services	9,904,912	—	9,904,912	—
Insurance	8,353,341	—	8,353,341	—
Materials	12,467,362	—	12,206,196	261,166
Media	13,101,829	—	13,018,011	83,818
Software & Technology Services	7,447,937	—	7,447,937	—
Technology Hardware & Semiconductors	3,652,629	—	3,652,629	—
Common Stocks
Industrial Products	423,413	—	—	423,413
Materials	404,895	20,533	—	384,362
Warrants
Industrial Products	—	—	—	—**
Total Assets	$305,047,666	$20,533	$303,679,374	$1,347,759

**	Current value is $0.

POLEN OPPORTUNISTIC HIGH YIELD FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
July 31, 2025
(Unaudited)
Restricted Securities — Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund's restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund's adviser pursuant to the Fund's fair value policy, subject to oversight by the Board of Trustees. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.
The below securities are restricted from resale as of July 31, 2025:
	Security Type	Acquisition Date	Cost	Value
Northwest Acquisitions ULC	Corporate Bonds	10/25/2018	$1,343,974	$—
Sterling Entertainment Enterprises, LLC	Senior Loans	01/22/2025	106,734	83,818
				$83,818
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
There are significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see the Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.